SHARE OPTION PLAN	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE OPTION PLAN	SHARE OPTION PLAN
In November 2006, the Board of Directors approved the Company's Share Option Scheme (the "Option Scheme"). The Option Scheme will expire in November 2034, following the renewal in November 2024. The terms and conditions remain unchanged from those originally adopted in November 2006 and permits the Board of Directors, at its discretion, to grant options to employees, officers and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid-in capital. As of December 31, 2025 additional paid-in capital was credited with $1.3 million relating to the fair value of options granted in February 2022, February 2023, February 2024 and March 2025.

In March 2025, the Company awarded a total of 465,000 options to officers, employees and directors, pursuant to the Company's Share Option Scheme. The options have a five-year term and a three-year vesting period and the first options will be exercisable from March 2026 onwards. The initial strike price was $8.39 per share.
The following summarizes share option transactions related to the Option Scheme in 2025, 2024 and 2023:

	2025		2024		2023
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	2,085,000	7.80	2,155,000	7.91	1,783,000	8.55
Granted	465,000	8.39	440,000	12.02	440,000	10.34
Exercised	(400,000)	8.08	(510,000)	7.35	—	—
Expired	—	—	—	—	(68,000)	9.47
Options outstanding at end of year	2,150,000	6.96	2,085,000	7.80	2,155,000	7.91

Exercisable at end of year	1,245,000	5.92	1,206,667	6.76	1,265,000	7.83

The exercise price of each option is progressively reduced by the amount of any dividends declared. The above figures show the average of the reduced exercise prices at the beginning and end of the year for options then outstanding. For options granted, exercised or expired during the year, the above figures show the average of the exercise prices at the time the options were granted, exercised or expired, as appropriate.

The fair values of options granted are estimated on the date of the grant, using the Black-Scholes-Merton option valuation model. The fair values are then expensed over the periods in which the options vest. The weighted average fair value of options granted in 2025 was $2.27 per share as of grant date (2024: $3.86; 2023: $3.93). The weighted average assumptions used to calculate the fair values of the new options granted in 2025 were (a) risk free interest rate of 3.98% (2024: 4.44%; 2023: 4.32%); (b) expected share price volatility of 28.9% (2024: 35.6%; 2023: 45.5%); (c) expected dividend yield of 0% (2024: 0%; 2023: 0%) and (d) expected life of options 3.5 years (2024: 3.5 years; 2023: 3.5 years).

During the year ended December 31, 2025, 400,000 share options were exercised. The Company issued a total of 107,060 new shares in full satisfaction of the options exercised which had a total intrinsic value of $0.5 million on the day of exercise. Of the total shares issued, 85,000 shares were issued in exchange for a cash consideration of $0.4 million. The weighted average exercise price of the options exercised was $8.08 per share. The total intrinsic value of 510,000 options exercised in 2024 was $3.0 million on the day of exercise, and the Company issued a total of 242,146 new shares in full satisfaction of the options exercised. Of the total shares issued, 35,000 shares were issued in exchange for cash consideration of $0.3 million. There were no options exercised in 2023.

As of December 31, 2025, there are 1,245,000 options fully vested but not exercised (December 31, 2024: 1,206,667 options; December 31, 2023: 1,265,000 options) and their intrinsic value amounted to $2.4 million (December 31, 2024: $4.2 million; December 31, 2023: $4.4 million). The weighted average remaining term of the vested exercisable options is 1.3 years as of December 31, 2025.

As of December 31, 2025, the unrecognized compensation costs relating to non-vested options granted under the Option Scheme was $0.9 million (December 31, 2024: $1.1 million; December 31, 2023: $1.1 million) and their intrinsic value amounted to $0.0 million (December 31, 2024: $0.9 million; December 31, 2023: $2.9 million). This cost will be recognized over the remaining vesting periods, which have a weighted average term of 0.8 years (December 31, 2024: 0.8 years; December 31, 2023: 0.8 years).

During the year ended December 31, 2025, the Company recognized a net expense of $1.3 million in compensation cost relating to the stock options (December 31, 2024: $1.7 million; December 31, 2023: $1.6 million).